Consolidated Statements of Comprehensive Income (Loss) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Profit or loss [abstract]
Research and development expenses	$ (38)	$ (43)	$ (443)
General and administrative expenses	(755)	(1,203)	(1,270)
Impairment of intangible assets			(848)
Operating loss from continuing operations	(793)	(1,246)	(2,561)
Issuance cost related to warrants to investors		(329)
Revaluation of warrants to purchase ADS's	974	765
Revaluation of marketable securities	2,753
Other finance income	87	37	23
Other finance expenses	(35)	(8)	(7)
Finance income, net	3,779	465	16
Total income (loss)	2,986	(781)	(2,545)
Items that may be reclassified to profit or loss:
Changes in the fair value of available-for-sale financial assets		(116)	163
Total comprehensive income (loss)	2,986	(897)	(2,382)
Total income (loss) attributable to:
Equity holders of the Company	2,986	(781)	(2,545)
Total comprehensive income (loss) attributable to:
Equity holders of the Company	$ 2,986	$ (897)	$ (2,382)
Basic and diluted earnings (loss) per share:	$ 0.006	$ (0.002)	$ (0.009)
Weighted average number of issued ordinary shares	514,205,799	470,188,629	274,035,533